UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2015 Portfolio Fund

October 31, 2011

LIVESTRONG 2015 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 43.0%
NT Equity Growth Fund Institutional Class	9,921,067	$97,424,881
NT Growth Fund Institutional Class	4,773,629	56,901,657
NT Large Company Value Fund Institutional Class	10,221,219	84,631,691
NT Mid Cap Value Fund Institutional Class	3,469,077	34,378,553
NT Small Company Fund Institutional Class	1,862,072	15,734,504
NT Vista Fund Institutional Class(2)	2,387,723	23,948,862
Real Estate Fund Institutional Class	458,980	9,326,482

		322,346,630

DOMESTIC FIXED INCOME FUNDS — 36.4%
High-Yield Fund Institutional Class	4,701,713	27,975,192
Inflation-Adjusted Bond Fund Institutional Class	4,154,510	54,340,992
NT Diversified Bond Fund Institutional Class	17,318,747	191,025,782

		273,341,966

MONEY MARKET FUNDS — 8.0%
Premium Money Market Fund Investor Class	59,970,627	59,970,627

INTERNATIONAL EQUITY FUNDS — 6.5%
NT Emerging Markets Fund Institutional Class(2)	648,126	6,034,056
NT International Growth Fund Institutional Class	4,805,596	42,962,024

		48,996,080

INTERNATIONAL FIXED INCOME FUNDS — 6.1%
International Bond Fund Institutional Class	3,133,963	45,661,834

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $666,121,723)		750,317,137

OTHER ASSETS AND LIABILITIES†		(75,504)

TOTAL NET ASSETS — 100.0%		$750,241,633

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

LIVESTRONG 2015 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$686,454,493
Gross tax appreciation of investments	$63,862,644
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$63,862,644

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2015 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2011 follows:

	July 31, 2011					October 31, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value

NT Equity Growth Fund Institutional Class	9,141,749	$10,724,023	$4,050,179	$(255,130)	$390,867	9,921,067	$97,424,881
NT Growth Fund Institutional Class	4,325,052	5,121,267	189,809	(29,344)	—	4,773,629	56,901,657
NT Large Company Value Fund Institutional Class	9,352,451	9,553,754	3,580,768	(560,336)	404,681	10,221,219	84,631,691
NT Mid Cap Value Fund Institutional Class	3,137,879	3,072,252	—	—	159,830	3,469,077	34,378,553
NT Small Company Fund Institutional Class	1,574,723	2,232,680	—	—	10,461	1,862,072	15,734,504
NT Vista Fund Institutional Class(2)	2,078,971	3,026,792	141,176	(21,552)	—	2,387,723	23,948,862
Real Estate Fund Institutional Class	420,418	926,079	213,293	1,733	28,685	458,980	9,326,482
High-Yield Fund Institutional Class	4,444,513	1,675,584	65,760	(4,817)	494,411	4,701,713	27,975,192
Inflation-Adjusted Bond Fund Institutional Class	4,430,842	3,158,481	6,127,158	617,447	—	4,154,510	54,340,992
NT Diversified Bond Fund Institutional Class	17,850,926	18,369,426	23,515,305	185,639	1,514,495	17,318,747	191,025,782
Premium Money Market Fund Investor Class	61,073,697	4,147,534	5,250,088	—	1,503	59,970,627	59,970,627
NT Emerging Markets Fund Institutional Class(2)	609,882	389,680	19,958	(2,172)	—	648,126	6,034,056
NT International Growth Fund Institutional Class	4,034,890	7,093,912	425,146	(65,357)	—	4,805,596	42,962,024
International Bond Fund Institutional Class	3,174,979	3,736,788	4,390,292	29,999	894,508	3,133,963	45,661,834

		$73,228,252	$47,968,932	$(103,890)	$3,899,441		$750,317,137

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2020 Portfolio Fund

October 31, 2011

LIVESTRONG 2020 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 45.7%
NT Equity Growth Fund Institutional Class	5,818,027	$57,133,026
NT Growth Fund Institutional Class	3,267,489	38,948,469
NT Large Company Value Fund Institutional Class	6,251,829	51,765,147
NT Mid Cap Value Fund Institutional Class	2,395,663	23,741,024
NT Small Company Fund Institutional Class	1,151,851	9,733,137
NT Vista Fund Institutional Class(2)	1,874,843	18,804,680
Real Estate Fund Institutional Class	335,651	6,820,439

		206,945,922

DOMESTIC FIXED INCOME FUNDS — 35.3%
High-Yield Fund Institutional Class	2,641,676	15,717,973
Inflation-Adjusted Bond Fund Institutional Class	2,391,093	31,275,503
NT Diversified Bond Fund Institutional Class	10,265,004	113,222,995

		160,216,471

INTERNATIONAL EQUITY FUNDS — 8.3%
NT Emerging Markets Fund Institutional Class(2)	887,367	8,261,386
NT International Growth Fund Institutional Class	3,306,429	29,559,472

		37,820,858

MONEY MARKET FUNDS — 5.6%
Premium Money Market Fund Investor Class	25,473,341	25,473,341

INTERNATIONAL FIXED INCOME FUNDS — 5.1%
International Bond Fund Institutional Class	1,570,138	22,876,906

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $403,496,900)		453,333,498

OTHER ASSETS AND LIABILITIES†		24

TOTAL NET ASSETS — 100.0%		$453,333,522

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

LIVESTRONG 2020 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$406,212,178
Gross tax appreciation of investments	$47,121,320
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$47,121,320

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2020 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2011 follows:

	July 31, 2011					October 31, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value

NT Equity Growth Fund Institutional Class	5,291,922	$5,935,777	$744,695	$(62,053)	$224,468	5,818,027	$57,133,026
NT Growth Fund Institutional Class	2,988,657	3,235,954	147,877	(13,345)	—	3,267,489	38,948,469
NT Large Company Value Fund Institutional Class	5,669,354	4,940,363	383,021	(39,809)	241,979	6,251,829	51,765,147
NT Mid Cap Value Fund Institutional Class	2,188,104	1,920,977	—	—	109,727	2,395,663	23,741,024
NT Small Company Fund Institutional Class	1,012,997	1,089,964	—	—	6,561	1,151,851	9,733,137
NT Vista Fund Institutional Class(2)	1,620,383	2,414,354	34,404	(4,452)	—	1,874,843	18,804,680
Real Estate Fund Institutional Class	298,974	679,736	—	—	20,977	335,651	6,820,439
High-Yield Fund Institutional Class	2,516,284	864,918	71,554	(5,250)	278,351	2,641,676	15,717,973
Inflation-Adjusted Bond Fund Institutional Class	2,488,738	2,654,169	3,606,345	321,662	—	2,391,093	31,275,503
NT Diversified Bond Fund Institutional Class	10,138,888	14,274,437	12,544,756	63,806	861,261	10,265,004	113,222,995
NT Emerging Markets Fund Institutional Class(2)	742,812	1,302,821	—	—	—	887,367	8,261,386
NT International Growth Fund Institutional Class	2,787,782	4,506,244	—	—	—	3,306,429	29,559,472
Premium Money Market Fund Investor Class	25,265,656	2,675,701	2,467,806	—	615	25,473,341	25,473,341
International Bond Fund Institutional Class	1,568,846	2,215,557	2,273,706	(13,652)	432,914	1,570,138	22,876,906

		$48,710,972	$22,274,164	$246,907	$2,176,853		$453,333,498

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2025 Portfolio Fund

October 31, 2011

LIVESTRONG 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 49.7%
NT Equity Growth Fund Institutional Class	12,962,024	$127,287,072
NT Growth Fund Institutional Class	8,551,551	101,934,483
NT Large Company Value Fund Institutional Class	14,556,831	120,530,558
NT Mid Cap Value Fund Institutional Class	5,657,521	56,066,029
NT Small Company Fund Institutional Class	3,653,738	30,874,084
NT Vista Fund Institutional Class(2)	4,922,478	49,372,451
Real Estate Fund Institutional Class	878,387	17,848,828

		503,913,505

DOMESTIC FIXED INCOME FUNDS — 31.9%
High-Yield Fund Institutional Class	5,565,905	33,117,134
Inflation-Adjusted Bond Fund Institutional Class	4,853,307	63,481,260
NT Diversified Bond Fund Institutional Class	20,581,627	227,015,349

		323,613,743

INTERNATIONAL EQUITY FUNDS — 10.5%
NT Emerging Markets Fund Institutional Class(2)	2,936,809	27,341,688
NT International Growth Fund Institutional Class	8,830,805	78,947,398

		106,289,086

MONEY MARKET FUNDS — 4.7%
Premium Money Market Fund Investor Class	47,339,617	47,339,617

INTERNATIONAL FIXED INCOME FUNDS — 3.2%
International Bond Fund Institutional Class	2,212,452	32,235,431

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $895,491,724)		1,013,391,382

OTHER ASSETS AND LIABILITIES†		50,042

TOTAL NET ASSETS — 100.0%		$1,013,441,424

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

LIVESTRONG 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$923,029,494
Gross tax appreciation of investments	$90,361,888
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$90,361,888

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2011 follows:

	July 31, 2011					October 31, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value

NT Equity Growth Fund Institutional Class	12,208,924	$10,366,180	$3,907,366	$(489,106)	$516,458	12,962,024	$127,287,072
NT Growth Fund Institutional Class	8,138,978	8,204,783	4,129,674	(500,003)	—	8,551,551	101,934,483
NT Large Company Value Fund Institutional Class	13,743,641	9,672,914	3,946,964	(641,623)	582,337	14,556,831	120,530,558
NT Mid Cap Value Fund Institutional Class	5,352,697	4,295,895	1,705,946	(281,083)	266,704	5,657,521	56,066,029
NT Small Company Fund Institutional Class	3,228,528	3,504,269	196,657	(41,414)	20,932	3,653,738	30,874,084
NT Vista Fund Institutional Class(2)	4,367,045	6,854,981	1,946,316	(243,134)	—	4,922,478	49,372,451
Real Estate Fund Institutional Class	825,558	1,964,086	1,010,760	(56,339)	56,932	878,387	17,848,828
High-Yield Fund Institutional Class	5,482,852	938,022	287,951	(29,732)	602,447	5,565,905	33,117,134
Inflation-Adjusted Bond Fund Institutional Class	5,404,546	2,458,760	8,882,281	715,679	—	4,853,307	63,481,260
NT Diversified Bond Fund Institutional Class	21,697,686	23,529,281	36,984,520	197,131	1,818,851	20,581,627	227,015,349
NT Emerging Markets Fund Institutional Class(2)	2,383,190	4,882,131	—	—	—	2,936,809	27,341,688
NT International Growth Fund Institutional Class	7,785,848	10,584,379	1,760,360	(321,101)	—	8,830,805	78,947,398
Premium Money Market Fund Investor Class	51,475,048	2,361,563	6,496,564	—	1,212	47,339,617	47,339,617
International Bond Fund Institutional Class	2,248,422	2,874,343	3,551,070	(81,452)	625,770	2,212,452	32,235,431

		$92,491,587	$74,806,429	$(1,772,177)	$4,491,643		$1,013,391,382

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2030 Portfolio Fund

October 31, 2011

LIVESTRONG 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 53.1%
NT Equity Growth Fund Institutional Class	5,014,768	$49,245,026
NT Growth Fund Institutional Class	3,928,990	46,833,558
NT Large Company Value Fund Institutional Class	5,832,589	48,293,841
NT Mid Cap Value Fund Institutional Class	2,094,441	20,755,914
NT Small Company Fund Institutional Class	1,865,480	15,763,302
NT Vista Fund Institutional Class(2)	2,011,959	20,179,950
Real Estate Fund Institutional Class	393,103	7,987,844

		209,059,435

DOMESTIC FIXED INCOME FUNDS — 29.1%
High-Yield Fund Institutional Class	1,960,796	11,666,734
Inflation-Adjusted Bond Fund Institutional Class	1,734,741	22,690,418
NT Diversified Bond Fund Institutional Class	7,281,922	80,319,602

		114,676,754

INTERNATIONAL EQUITY FUNDS — 12.1%
NT Emerging Markets Fund Institutional Class(2)	1,323,581	12,322,536
NT International Growth Fund Institutional Class	3,950,198	35,314,769

		47,637,305

MONEY MARKET FUNDS — 4.9%
Premium Money Market Fund Investor Class	19,208,475	19,208,475

INTERNATIONAL FIXED INCOME FUNDS — 0.8%
International Bond Fund Institutional Class	224,392	3,269,389

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $349,152,754)		393,851,358

OTHER ASSETS AND LIABILITIES†		19

TOTAL NET ASSETS — 100.0%		$393,851,377

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

LIVESTRONG 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$351,319,379
Gross tax appreciation of investments	$42,531,979
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$42,531,979

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2011 follows:

	July 31, 2011					October 31, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value

NT Equity Growth Fund Institutional Class	4,576,108	$4,343,336	$151,744	$(11,513)	$192,724	5,014,768	$49,245,026
NT Growth Fund Institutional Class	3,575,184	4,169,425	151,970	(17,790)	—	3,928,990	46,833,558
NT Large Company Value Fund Institutional Class	5,302,532	4,581,049	538,469	(43,824)	225,541	5,832,589	48,293,841
NT Mid Cap Value Fund Institutional Class	1,884,291	1,978,667	—	—	92,755	2,094,441	20,755,914
NT Small Company Fund Institutional Class	1,610,307	1,993,555	—	—	10,236	1,865,480	15,763,302
NT Vista Fund Institutional Class(2)	1,724,400	2,723,480	4,498	(635)	—	2,011,959	20,179,950
Real Estate Fund Institutional Class	343,442	919,453	—	—	23,962	393,103	7,987,844
High-Yield Fund Institutional Class	1,808,624	1,161,010	248,205	(18,145)	199,981	1,960,796	11,666,734
Inflation-Adjusted Bond Fund Institutional Class	1,761,582	2,609,982	2,735,538	233,218	—	1,734,741	22,690,418
NT Diversified Bond Fund Institutional Class	7,112,661	11,291,110	9,151,328	84,559	608,882	7,281,922	80,319,602
NT Emerging Markets Fund Institutional Class(2)	1,049,109	2,438,404	—	—	—	1,323,581	12,322,536
NT International Growth Fund Institutional Class	3,364,661	5,606,412	605,423	(75,487)	—	3,950,198	35,314,769
Premium Money Market Fund Investor Class	18,896,501	2,466,297	2,154,165	—	457	19,208,475	19,208,475
International Bond Fund Institutional Class	188,699	812,240	281,967	6,669	57,508	224,392	3,269,389

		$47,094,420	$16,023,307	$157,052	$1,412,046		$393,851,358

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2035 Portfolio Fund

October 31, 2011

LIVESTRONG 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 59.8%
NT Equity Growth Fund Institutional Class	9,216,019	$90,501,306
NT Growth Fund Institutional Class	7,576,423	90,310,960
NT Large Company Value Fund Institutional Class	10,932,783	90,523,443
NT Mid Cap Value Fund Institutional Class	4,148,325	41,109,904
NT Small Company Fund Institutional Class	3,494,968	29,532,484
NT Vista Fund Institutional Class(2)	4,174,144	41,866,666
Real Estate Fund Institutional Class	775,257	15,753,218

		399,597,981

DOMESTIC FIXED INCOME FUNDS — 25.7%
High-Yield Fund Institutional Class	2,860,743	17,021,423
Inflation-Adjusted Bond Fund Institutional Class	2,596,626	33,963,865
NT Diversified Bond Fund Institutional Class	10,933,916	120,601,097

		171,586,385

INTERNATIONAL EQUITY FUNDS — 14.2%
NT Emerging Markets Fund Institutional Class(2)	2,998,390	27,915,009
NT International Growth Fund Institutional Class	7,509,332	67,133,428

		95,048,437

MONEY MARKET FUNDS — 3.3%
Premium Money Market Fund Investor Class	21,892,668	21,892,668

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $614,165,403)		688,125,471

OTHER ASSETS AND LIABILITIES†		38

TOTAL NET ASSETS — 100.0%		$688,125,509

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

LIVESTRONG 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$631,190,368
Gross tax appreciation of investments	$56,935,103
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$56,935,103

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2011 follows:

	July 31, 2011					October 31, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value

NT Equity Growth Fund Institutional Class	8,709,549	$4,741,149	$48,795	$(4,042)	$359,977	9,216,019	$90,501,306
NT Growth Fund Institutional Class	7,145,093	4,854,001	34,196	(5,755)	—	7,576,423	90,310,960
NT Large Company Value Fund Institutional Class	10,354,278	5,967,654	1,764,150	(304,047)	433,184	10,932,783	90,523,443
NT Mid Cap Value Fund Institutional Class	3,924,103	2,293,713	251,193	(44,036)	190,660	4,148,325	41,109,904
NT Small Company Fund Institutional Class	3,084,092	3,185,829	—	—	19,439	3,494,968	29,532,484
NT Vista Fund Institutional Class(2)	3,697,733	4,723,906	350,875	(38,103)	—	4,174,144	41,866,666
Real Estate Fund Institutional Class	708,485	1,532,686	314,666	(27,024)	48,754	775,257	15,753,218
High-Yield Fund Institutional Class	2,782,415	574,274	30,843	(2,259)	306,647	2,860,743	17,021,423
Inflation-Adjusted Bond Fund Institutional Class	2,797,469	3,014,642	5,207,885	415,202	—	2,596,626	33,963,865
NT Diversified Bond Fund Institutional Class	11,340,729	16,585,441	21,305,334	118,664	947,150	10,933,916	120,601,097
NT Emerging Markets Fund Institutional Class(2)	2,487,174	4,538,223	41,176	(7,409)	—	2,998,390	27,915,009
NT International Growth Fund Institutional Class	6,548,853	9,341,047	1,161,256	(223,599)	—	7,509,332	67,133,428
Premium Money Market Fund Investor Class	22,327,721	2,923,445	3,358,313	—	539	21,892,668	21,892,668

		$64,276,010	$33,868,682	$(122,408)	$2,306,350		$688,125,471

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2040 Portfolio Fund

October 31, 2011

LIVESTRONG 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 62.8%
NT Equity Growth Fund Institutional Class	3,194,796	$31,372,898
NT Growth Fund Institutional Class	2,641,479	31,486,428
NT Large Company Value Fund Institutional Class	3,820,729	31,635,639
NT Mid Cap Value Fund Institutional Class	1,572,743	15,585,880
NT Small Company Fund Institutional Class	1,077,478	9,104,690
NT Vista Fund Institutional Class(2)	1,583,707	15,884,580
Real Estate Fund Institutional Class	278,862	5,666,482

		140,736,597

DOMESTIC FIXED INCOME FUNDS — 21.6%
High-Yield Fund Institutional Class	790,888	4,705,786
Inflation-Adjusted Bond Fund Institutional Class	716,357	9,369,944
NT Diversified Bond Fund Institutional Class	3,118,881	34,401,262

		48,476,992

INTERNATIONAL EQUITY FUNDS — 14.8%
NT Emerging Markets Fund Institutional Class(2)	1,175,687	10,945,647
NT International Growth Fund Institutional Class	2,479,222	22,164,244

		33,109,891

MONEY MARKET FUNDS — 0.8%
Premium Money Market Fund Investor Class	1,890,891	1,890,891

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $200,914,476)		224,214,371

OTHER ASSETS AND LIABILITIES†		13

TOTAL NET ASSETS — 100.0%		$224,214,384

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

LIVESTRONG 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$201,849,801
Gross tax appreciation of investments	$22,364,570
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$22,364,570

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2011 follows:

	July 31, 2011					October 31, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value

NT Equity Growth Fund Institutional Class	2,942,545	$2,453,719	$1,978	$(75)	$121,948	3,194,796	$31,372,898
NT Growth Fund Institutional Class	2,395,813	2,863,021	54,062	(5,586)	—	2,641,479	31,486,428
NT Large Company Value Fund Institutional Class	3,511,373	2,547,771	156,005	(17,699)	147,747	3,820,729	31,635,639
NT Mid Cap Value Fund Institutional Class	1,433,027	1,318,950	—	—	70,693	1,572,743	15,585,880
NT Small Company Fund Institutional Class	931,595	1,137,912	—	—	5,895	1,077,478	9,104,690
NT Vista Fund Institutional Class(2)	1,345,207	2,298,276	—	—	—	1,583,707	15,884,580
Real Estate Fund Institutional Class	244,192	660,365	20,701	(890)	16,952	278,862	5,666,482
High-Yield Fund Institutional Class	733,674	353,005	—	—	82,272	790,888	4,705,786
Inflation-Adjusted Bond Fund Institutional Class	728,615	1,232,957	1,282,705	113,133	—	716,357	9,369,944
NT Diversified Bond Fund Institutional Class	3,040,141	6,213,932	5,219,144	43,344	257,539	3,118,881	34,401,262
NT Emerging Markets Fund Institutional Class(2)	949,917	2,118,282	162,608	(27,611)	—	1,175,687	10,945,647
NT International Growth Fund Institutional Class	2,090,083	3,445,059	39,432	(3,924)	—	2,479,222	22,164,244
Premium Money Market Fund Investor Class	1,607,613	635,960	352,669	—	42	1,890,891	1,890,891

		$27,279,209	$7,289,304	$100,692	$703,088		$224,214,371

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2045 Portfolio

October 31, 2011

LIVESTRONG 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 66.2%
NT Equity Growth Fund Institutional Class	6,161,574	$60,506,656
NT Growth Fund Institutional Class	5,079,389	60,546,322
NT Large Company Value Fund Institutional Class	7,362,768	60,963,722
NT Mid Cap Value Fund Institutional Class	2,975,169	29,483,925
NT Small Company Fund Institutional Class	2,127,328	17,975,918
NT Vista Fund Institutional Class(2)	2,995,530	30,045,170
Real Estate Fund Institutional Class	569,574	11,573,735

		271,095,448

DOMESTIC FIXED INCOME FUNDS — 18.0%
High-Yield Fund Institutional Class	1,247,344	7,421,698
Inflation-Adjusted Bond Fund Institutional Class	1,095,513	14,329,311
NT Diversified Bond Fund Institutional Class	4,716,599	52,024,089

		73,775,098

INTERNATIONAL EQUITY FUNDS — 15.8%
NT Emerging Markets Fund Institutional Class(2)	2,599,050	24,197,156
NT International Growth Fund Institutional Class	4,548,026	40,659,356

		64,856,512

TOTAL INVESTMENTS — 100.0% (Cost $370,519,071)		409,727,058

OTHER ASSETS AND LIABILITIES†		2,385

TOTAL NET ASSETS — 100.0%		$409,729,443

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

LIVESTRONG 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$383,390,123
Gross tax appreciation of investments	$26,336,935
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$26,336,935

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2011 follows:

	July 31, 2011					October 31, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value

NT Equity Growth Fund Institutional Class	5,994,389	$2,896,316	$1,488,927	$(211,429)	$245,447	6,161,574	$60,506,656
NT Growth Fund Institutional Class	4,902,948	2,880,921	1,009,429	(156,518)	—	5,079,389	60,546,322
NT Large Company Value Fund Institutional Class	7,185,959	3,433,039	2,469,329	(502,563)	296,820	7,362,768	60,963,722
NT Mid Cap Value Fund Institutional Class	2,904,380	1,410,194	852,881	(143,383)	138,867	2,975,169	29,483,925
NT Small Company Fund Institutional Class	1,927,123	1,850,481	312,988	(64,618)	11,999	2,127,328	17,975,918
NT Vista Fund Institutional Class(2)	2,727,233	3,061,677	590,302	(90,761)	—	2,995,530	30,045,170
Real Estate Fund Institutional Class	535,859	1,123,610	542,340	(58,328)	36,123	569,574	11,573,735
High-Yield Fund Institutional Class	1,260,918	270,414	333,272	(34,990)	137,354	1,247,344	7,421,698
Inflation-Adjusted Bond Fund Institutional Class	1,238,125	1,216,259	2,865,301	199,334	—	1,095,513	14,329,311
NT Diversified Bond Fund Institutional Class	5,019,718	7,075,613	11,060,905	57,778	416,075	4,716,599	52,024,089
NT Emerging Markets Fund Institutional Class(2)	2,192,602	4,195,521	812,489	(146,404)	—	2,599,050	24,197,156
NT International Growth Fund Institutional Class	4,073,692	5,716,152	2,180,408	(352,492)	—	4,548,026	40,659,356

		$35,130,197	$24,518,571	$(1,504,374)	$1,282,685		$409,727,058

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2050 Portfolio Fund

October 31, 2011

LIVESTRONG 2050 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 68.0%
NT Equity Growth Fund Institutional Class	1,488,240	$14,614,518
NT Growth Fund Institutional Class	1,230,417	14,666,565
NT Large Company Value Fund Institutional Class	1,799,793	14,902,284
NT Mid Cap Value Fund Institutional Class	733,749	7,271,456
NT Small Company Fund Institutional Class	557,760	4,713,073
NT Vista Fund Institutional Class(2)	735,499	7,377,058
Real Estate Fund Institutional Class	146,071	2,968,169

		66,513,123

DOMESTIC FIXED INCOME FUNDS — 16.1%
High-Yield Fund Institutional Class	252,589	1,502,904
Inflation-Adjusted Bond Fund Institutional Class	237,525	3,106,823
NT Diversified Bond Fund Institutional Class	1,013,181	11,175,386

		15,785,113

INTERNATIONAL EQUITY FUNDS — 15.9%
NT Emerging Markets Fund Institutional Class(2)	669,235	6,230,579
NT International Growth Fund Institutional Class	1,045,077	9,342,993

		15,573,572

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $91,646,704)		97,871,808

OTHER ASSETS AND LIABILITIES†		8

TOTAL NET ASSETS — 100.0%		$97,871,816

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

LIVESTRONG 2050 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$92,153,486
Gross tax appreciation of investments	$5,718,322
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$5,718,322

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2050 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2011 follows:

	July 31, 2011					October 31, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value

NT Equity Growth Fund Institutional Class	1,321,173	$1,586,822	$—	$—	$56,536	1,488,240	$14,614,518
NT Growth Fund Institutional Class	1,075,701	1,750,865	12,388	(1,348)	—	1,230,417	14,666,565
NT Large Company Value Fund Institutional Class	1,589,778	1,737,288	109,316	(12,112)	69,415	1,799,793	14,902,284
NT Mid Cap Value Fund Institutional Class	644,206	848,030	—	—	32,909	733,749	7,271,456
NT Small Company Fund Institutional Class	465,927	722,848	—	—	3,051	557,760	4,713,073
NT Vista Fund Institutional Class(2)	606,842	1,259,812	72,554	(9,247)	—	735,499	7,377,058
Real Estate Fund Institutional Class	123,739	434,667	29,877	(991)	8,547	146,071	2,968,169
High-Yield Fund Institutional Class	226,920	168,444	11,718	(858)	26,124	252,589	1,502,904
Inflation-Adjusted Bond Fund Institutional Class	223,841	731,662	519,761	36,002	—	237,525	3,106,823
NT Diversified Bond Fund Institutional Class	928,073	3,146,051	2,172,777	16,197	81,282	1,013,181	11,175,386
NT Emerging Markets Fund Institutional Class(2)	515,573	1,506,016	127,044	(18,871)	—	669,235	6,230,579
NT International Growth Fund Institutional Class	830,596	1,942,746	25,089	(2,257)	—	1,045,077	9,342,993

		$15,835,251	$3,080,524	$6,515	$277,864		$97,871,808

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2055 Portfolio Fund

October 31, 2011

LIVESTRONG 2055 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 69.0%
NT Equity Growth Fund Institutional Class	30,406	$298,585
NT Growth Fund Institutional Class	25,262	301,122
NT Large Company Value Fund Institutional Class	36,725	304,081
NT Mid Cap Value Fund Institutional Class	14,780	146,465
NT Small Company Fund Institutional Class	11,733	99,144
NT Vista Fund Institutional Class(2)	14,859	149,039
Real Estate Fund Institutional Class	3,015	61,267

		1,359,703

INTERNATIONAL EQUITY FUNDS — 15.7%
NT Emerging Markets Fund Institutional Class(2)	13,702	127,568
NT International Growth Fund Institutional Class	20,417	182,528

		310,096

DOMESTIC FIXED INCOME FUNDS — 15.3%
High-Yield Fund Institutional Class	5,002	29,761
Inflation-Adjusted Bond Fund Institutional Class	4,554	59,569
NT Diversified Bond Fund Institutional Class	19,156	211,287

		300,617

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,912,827)		1,970,416

OTHER ASSETS AND LIABILITIES†		—

TOTAL NET ASSETS — 100.0%		$1,970,416

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

LIVESTRONG 2055 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,940,746
Gross tax appreciation of investments	$30,589
Gross tax depreciation of investments	(919)
Net tax appreciation (depreciation) of investments	$29,670

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2055 Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2011 follows:

	July 31, 2011					October 31, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value

NT Equity Growth Fund Institutional Class	12,141	$205,138	$41,592	$(3,327)	$646	30,406	$298,585
NT Growth Fund Institutional Class	9,885	210,510	42,042	(3,617)	—	25,262	301,122
NT Large Company Value Fund Institutional Class	14,565	206,764	42,613	(4,510)	793	36,725	304,081
NT Mid Cap Value Fund Institutional Class	5,859	99,717	19,757	(1,989)	372	14,780	146,465
NT Small Company Fund Institutional Class	4,494	69,823	16,736	(1,933)	36	11,733	99,144
NT Vista Fund Institutional Class(2)	5,555	109,317	24,689	(3,057)	—	14,859	149,039
Real Estate Fund Institutional Class	1,146	42,145	8,140	(351)	98	3,015	61,267
NT Emerging Markets Fund Institutional Class(2)	4,750	101,421	26,423	(3,733)	—	13,702	127,568
NT International Growth Fund Institutional Class	7,408	137,487	30,177	(3,429)	—	20,417	182,528
High-Yield Fund Institutional Class	1,984	20,886	3,609	(236)	378	5,002	29,761
Inflation-Adjusted Bond Fund Institutional Class	1,951	42,168	8,501	(154)	—	4,554	59,569
NT Diversified Bond Fund Institutional Class	7,921	154,380	30,545	(154)	1,159	19,156	211,287

		$1,399,756	$294,824	$(26,490)	$3,482		$1,970,416

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® Income Portfolio

October 31, 2011

LIVESTRONG Income Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 40.9%
NT Equity Growth Fund Institutional Class	4,069,751	$39,964,952
NT Growth Fund Institutional Class	1,672,485	19,936,020
NT Large Company Value Fund Institutional Class	4,100,987	33,956,169
NT Mid Cap Value Fund Institutional Class	1,237,534	12,263,967
NT Small Company Fund Institutional Class	727,157	6,144,474
NT Vista Fund Institutional Class(2)	745,836	7,480,733
Real Estate Fund Institutional Class	154,562	3,140,702

		122,887,017

DOMESTIC FIXED INCOME FUNDS — 37.7%
High-Yield Fund Institutional Class	1,922,702	11,440,079
Inflation-Adjusted Bond Fund Institutional Class	1,698,763	22,219,821
NT Diversified Bond Fund Institutional Class	7,227,115	79,715,078

		113,374,978

MONEY MARKET FUNDS — 9.7%
Premium Money Market Fund Investor Class	29,180,949	29,180,949

INTERNATIONAL FIXED INCOME FUNDS — 6.7%
International Bond Fund Institutional Class	1,382,962	20,149,761

INTERNATIONAL EQUITY FUNDS — 5.0%
NT International Growth Fund Institutional Class	1,691,560	15,122,549

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $258,726,467)		300,715,254

OTHER ASSETS AND LIABILITIES†		27

TOTAL NET ASSETS — 100.0%		$300,715,281

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

LIVESTRONG Income Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of their investments and compute their net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$270,139,122
Gross tax appreciation of investments	$30,576,132
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$30,576,132

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG Income Portfolio - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2011 follows:

	July 31, 2011					October 31, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value

NT Equity Growth Fund Institutional Class	3,809,560	$4,121,386	$1,925,915	$(153,251)	$159,293	4,069,751	$39,964,952
NT Growth Fund Institutional Class	1,547,706	1,913,669	592,557	(66,224)	—	1,672,485	19,936,020
NT Large Company Value Fund Institutional Class	3,811,026	3,529,991	1,511,558	(219,923)	161,795	4,100,987	33,956,169
NT Mid Cap Value Fund Institutional Class	1,141,255	1,126,606	273,961	(49,410)	57,017	1,237,534	12,263,967
NT Small Company Fund Institutional Class	656,316	757,645	232,922	(39,572)	4,142	727,157	6,144,474
NT Vista Fund Institutional Class(2)	676,274	1,082,424	478,956	(48,601)	—	745,836	7,480,733
Real Estate Fund Institutional Class	142,599	400,713	178,894	(4,446)	9,660	154,562	3,140,702
High-Yield Fund Institutional Class	1,865,156	433,690	40,560	(2,971)	205,841	1,922,702	11,440,079
Inflation-Adjusted Bond Fund Institutional Class	1,839,721	835,551	2,428,435	226,582	—	1,698,763	22,219,821
NT Diversified Bond Fund Institutional Class	7,438,053	8,038,807	10,325,759	179,836	630,732	7,227,115	79,715,078
Premium Money Market Fund Investor Class	30,139,926	1,878,487	2,837,210	—	736	29,180,949	29,180,949
International Bond Fund Institutional Class	1,415,907	1,340,069	1,793,481	63,885	398,972	1,382,962	20,149,761
NT International Growth Fund Institutional Class	1,444,074	2,810,300	673,402	(82,279)	—	1,691,560	15,122,549

		$28,269,338	$23,293,610	$(196,374)	$1,628,188		$300,715,254

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Aggressive

October 31, 2011

One Choice Portfolio: Aggressive - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 61.2%
Equity Growth Fund Investor Class	3,472,007	$74,300,950
Growth Fund Investor Class	2,908,436	75,270,322
Large Company Value Fund Investor Class	7,634,764	41,304,073
Mid Cap Value Fund Investor Class	1,824,857	22,117,267
Real Estate Fund Investor Class	536,262	10,875,398
Small Company Fund Investor Class	1,525,856	11,733,834
Vista Fund Investor Class(2)	4,410,169	71,047,824

		306,649,668

DOMESTIC FIXED INCOME FUNDS — 19.7%
Diversified Bond Fund Investor Class	4,816,574	53,752,966
High-Yield Fund Investor Class	4,255,538	25,320,453
Inflation-Adjusted Bond Fund Investor Class	1,476,420	19,296,805

		98,370,224

INTERNATIONAL EQUITY FUNDS — 18.3%
Emerging Markets Fund Investor Class(2)	4,081,469	31,345,679
International Growth Fund Investor Class	5,970,448	60,480,634

		91,826,313

MONEY MARKET FUNDS — 0.8%
Prime Money Market Fund Investor Class	4,068,958	4,068,958

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $458,660,734)		500,915,163

OTHER ASSETS AND LIABILITIES†		(82,365)

TOTAL NET ASSETS — 100.0%		$500,832,798

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

One Choice Portfolio: Aggressive - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of their investments and compute their net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$490,106,454
Gross tax appreciation of investments	$14,829,122
Gross tax depreciation of investments	(4,020,413)
Net tax appreciation (depreciation) of investments	$10,808,709

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Aggressive - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2011 follows:

	July 31, 2011					October 31, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value

Equity Growth Fund Investor Class	3,441,314	$759,827	$173,240	$(42,547)	$260,482	3,472,007	$74,300,950
Growth Fund Investor Class	2,913,516	1,246,721	1,531,007	(118,987)	—	2,908,436	75,270,322
Large Company Value Fund Investor Class	7,508,693	637,882	—	—	202,031	7,634,764	41,304,073
Mid Cap Value Fund Investor Class	1,773,033	613,758	—	—	93,905	1,824,857	22,117,267
Real Estate Fund Investor Class	510,097	612,192	147,389	(15,072)	23,755	536,262	10,875,398
Small Company Fund Investor Class	1,439,867	617,269	—	—	13,411	1,525,856	11,733,834
Vista Fund Investor Class(2)	4,169,480	5,028,928	1,594,076	(181,388)	—	4,410,169	71,047,824
Diversified Bond Fund Investor Class	5,303,321	4,059,746	9,412,918	388,587	434,420	4,816,574	53,752,966
High-Yield Fund Investor Class	4,300,034	603,904	1,070,230	(61,217)	450,311	4,255,538	25,320,453
Inflation-Adjusted Bond Fund Investor Class	1,691,490	637,437	3,310,259	358,495	—	1,476,420	19,296,805
Emerging Markets Fund Investor Class(2)	3,746,515	2,533,313	186,004	(2,225)	—	4,081,469	31,345,679
International Growth Fund Investor Class	5,660,440	3,441,697	337,098	(49,998)	—	5,970,448	60,480,634
Prime Money Market Fund Investor Class	5,354,799	678,629	1,964,427	—	101	4,068,958	4,068,958

		$21,471,303	$19,726,648	$275,648	$1,478,416		$500,915,163

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Conservative

October 31, 2011

One Choice Portfolio: Conservative - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 40.6%
Equity Growth Fund Investor Class	2,043,944	$43,740,393
Growth Fund Investor Class	962,420	24,907,440
Large Company Value Fund Investor Class	9,765,747	52,832,690
Mid Cap Value Fund Investor Class	2,624,913	31,813,946
Real Estate Fund Investor Class	497,082	10,080,825
Small Company Fund Investor Class	962,666	7,402,905
Vista Fund Investor Class(2)	1,336,994	21,538,973

		192,317,172

DOMESTIC FIXED INCOME FUNDS — 38.2%
Diversified Bond Fund Investor Class	12,547,204	140,026,794
Inflation-Adjusted Bond Fund Investor Class	3,132,800	40,945,689

		180,972,483

MONEY MARKET FUNDS — 7.6%
Prime Money Market Fund Investor Class	35,956,554	35,956,554

INTERNATIONAL FIXED INCOME FUNDS — 7.6%
International Bond Fund Investor Class	2,463,104	35,887,432

INTERNATIONAL EQUITY FUNDS — 6.0%
International Growth Fund Investor Class	2,804,366	28,408,225

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $432,645,659)		473,541,866

OTHER ASSETS AND LIABILITIES†		152

TOTAL NET ASSETS — 100.0%		$473,542,018

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

One Choice Portfolio: Conservative - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$453,276,232
Gross tax appreciation of investments	$20,265,634
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$20,265,634

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Conservative - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2011 follows:

	July 31, 2011					October 31, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value

Equity Growth Fund Investor Class	1,880,738	$4,252,349	$1,105,545	$(165,399)	$153,343	2,043,944	$43,740,393
Growth Fund Investor Class	894,126	2,448,247	872,145	(79,667)	—	962,420	24,907,440
Large Company Value Fund Investor Class	8,649,421	6,989,862	1,915,595	(592,276)	250,791	9,765,747	52,832,690
Mid Cap Value Fund Investor Class	2,285,733	4,501,277	724,945	(104,950)	131,906	2,624,913	31,813,946
Real Estate Fund Investor Class	441,012	1,318,349	318,919	(35,841)	22,020	497,082	10,080,825
Small Company Fund Investor Class	843,385	856,361	—	—	8,461	962,666	7,402,905
Vista Fund Investor Class(2)	1,181,374	3,069,877	823,106	(97,986)	—	1,336,994	21,538,973
Diversified Bond Fund Investor Class	12,934,678	9,550,256	13,386,138	152,525	1,108,269	12,547,204	140,026,794
Inflation-Adjusted Bond Fund Investor Class	3,385,240	1,061,452	4,085,913	254,403	—	3,132,800	40,945,689
Prime Money Market Fund Investor Class	37,616,913	1,117,860	2,777,918	—	892	35,956,554	35,956,554
International Bond Fund Investor Class	2,514,891	2,017,013	2,831,238	27,984	646,495	2,463,104	35,887,432
International Growth Fund Investor Class	2,388,907	4,227,724	18,330	(2,764)	—	2,804,366	28,408,225

		$41,410,627	$28,859,792	$(643,971)	$2,322,177		$473,541,866

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Moderate

October 31, 2011

One Choice Portfolio: Moderate - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 51.2%
Equity Growth Fund Investor Class	5,924,509	$126,784,497
Growth Fund Investor Class	2,524,022	65,321,696
Large Company Value Fund Investor Class	13,534,248	73,220,279
Mid Cap Value Fund Investor Class	3,343,809	40,526,967
Real Estate Fund Investor Class	829,300	16,818,210
Small Company Fund Investor Class	2,132,013	16,395,177
Vista Fund Investor Class(2)	3,586,484	57,778,257

		396,845,083

DOMESTIC FIXED INCOME FUNDS — 27.8%
Diversified Bond Fund Investor Class	13,243,621	147,798,814
High-Yield Fund Investor Class	3,878,483	23,076,976
Inflation-Adjusted Bond Fund Investor Class	3,436,637	44,916,849

		215,792,639

INTERNATIONAL EQUITY FUNDS — 13.5%
Emerging Markets Fund Investor Class(2)	3,812,148	29,277,293
International Growth Fund Investor Class	7,438,908	75,356,136

		104,633,429

MONEY MARKET FUNDS — 4.7%
Prime Money Market Fund Investor Class	36,562,069	36,562,069

INTERNATIONAL FIXED INCOME FUNDS — 2.8%
International Bond Fund Investor Class	1,473,126	21,463,444

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $707,255,164)		775,296,664

OTHER ASSETS AND LIABILITIES†		(58,238)

TOTAL NET ASSETS — 100.0%		$775,238,426

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

One Choice Portfolio: Moderate - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$755,358,925
Gross tax appreciation of investments	$23,944,984
Gross tax depreciation of investments	(4,007,245)
Net tax appreciation (depreciation) of investments	$19,937,739

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Moderate - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2011 follows:

	July 31, 2011					October 31, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value

Equity Growth Fund Investor Class	5,778,978	$5,609,726	$3,539,234	$(724,530)	$453,733	5,924,509	$126,784,497
Growth Fund Investor Class	2,509,085	3,259,387	3,205,237	(333,539)	—	2,524,022	65,321,696
Large Company Value Fund Investor Class	12,840,900	3,631,249	222,920	(74,209)	356,398	13,534,248	73,220,279
Mid Cap Value Fund Investor Class	3,164,295	2,043,998	881	(125)	174,268	3,343,809	40,526,967
Real Estate Fund Investor Class	793,128	1,144,207	501,985	(14,331)	36,736	829,300	16,818,210
Small Company Fund Investor Class	1,929,489	1,453,934	—	—	18,739	2,132,013	16,395,177
Vista Fund Investor Class(2)	3,392,225	6,048,076	3,556,418	(468,074)	—	3,586,484	57,778,257
Diversified Bond Fund Investor Class	14,106,618	17,628,295	26,750,166	766,100	1,152,489	13,243,621	147,798,814
High-Yield Fund Investor Class	3,961,078	542,946	953,663	(73,489)	409,968	3,878,483	23,076,976
Inflation-Adjusted Bond Fund Investor Class	3,949,353	1,550,712	7,239,087	960,121	—	3,436,637	44,916,849
Emerging Markets Fund Investor Class(2)	3,512,383	2,380,228	—	—	—	3,812,148	29,277,293
International Growth Fund Investor Class	6,960,663	5,692,632	917,161	(136,170)	—	7,438,908	75,356,136
Prime Money Market Fund Investor Class	40,704,725	1,256,725	5,399,042	—	909	36,562,069	36,562,069
International Bond Fund Investor Class	1,674,984	395,633	3,346,764	101,309	395,633	1,473,126	21,463,444

		$52,637,748	$55,632,558	$3,063	$2,998,873		$775,296,664

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Very Aggressive

October 31, 2011

One Choice Portfolio: Very Aggressive - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 73.8%
Equity Growth Fund Investor Class	1,607,195	$34,393,973
Growth Fund Investor Class	1,335,612	34,565,638
Large Company Value Fund Investor Class	3,654,158	19,768,997
Mid Cap Value Fund Investor Class	885,813	10,736,054
Real Estate Fund Investor Class	200,857	4,073,386
Small Company Fund Investor Class	643,880	4,951,435
Vista Fund Investor Class(2)	1,994,749	32,135,409

		140,624,892

INTERNATIONAL EQUITY FUNDS — 22.4%
Emerging Markets Fund Investor Class(2)	1,815,775	13,945,151
International Growth Fund Investor Class	2,836,187	28,730,577

		42,675,728

DOMESTIC FIXED INCOME FUNDS — 2.9%
Diversified Bond Fund Investor Class	494,221	5,515,506

MONEY MARKET FUNDS — 0.9%
Prime Money Market Fund Investor Class	1,736,935	1,736,935

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $172,977,382)		190,553,061

OTHER ASSETS AND LIABILITIES†		—

TOTAL NET ASSETS — 100.0%		$190,553,061

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

One Choice Portfolio: Very Aggressive - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$189,985,655
Gross tax appreciation of investments	$2,221,139
Gross tax depreciation of investments	(1,653,733)
Net tax appreciation (depreciation) of investments	$567,406

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Very Aggressive - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2011 follows:

	July 31, 2011					October 31, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value

Equity Growth Fund Investor Class	1,642,050	$712,206	$1,729,295	$(321,416)	$123,074	1,607,195	$34,393,973
Growth Fund Investor Class	1,382,976	421,443	1,729,668	(169,916)	—	1,335,612	34,565,638
Large Company Value Fund Investor Class	3,645,888	473,564	626,478	(216,741)	96,696	3,654,158	19,768,997
Mid Cap Value Fund Investor Class	893,015	71,539	174,242	(22,104)	46,206	885,813	10,736,054
Real Estate Fund Investor Class	196,230	184,052	109,421	(11,504)	8,897	200,857	4,073,386
Small Company Fund Investor Class	625,252	133,706	—	—	5,659	643,880	4,951,435
Vista Fund Investor Class(2)	1,975,785	1,557,895	1,438,511	(134,138)	—	1,994,749	32,135,409
Emerging Markets Fund Investor Class(2)	1,682,295	974,673	2,039	(7)	—	1,815,775	13,945,151
International Growth Fund Investor Class	2,729,654	1,116,575	167,964	(7,348)	—	2,836,187	28,730,577
Diversified Bond Fund Investor Class	566,948	417,841	1,159,728	48,294	45,002	494,221	5,515,506
Prime Money Market Fund Investor Class	2,085,521	62	348,631	—	45	1,736,935	1,736,935

		$6,063,556	$7,485,977	$(834,880)	$325,579		$190,553,061

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Very Conservative

October 31, 2011

One Choice Portfolio: Very Conservative - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 100.0%

DOMESTIC FIXED INCOME FUNDS — 42.4%
Diversified Bond Fund Investor Class	6,521,245	$72,777,094
Inflation-Adjusted Bond Fund Investor Class	1,726,146	22,560,723

		95,337,817

DOMESTIC EQUITY FUNDS — 24.6%
Equity Growth Fund Investor Class	514,968	11,020,318
Growth Fund Investor Class	213,680	5,530,043
Large Company Value Fund Investor Class	3,246,280	17,562,373
Mid Cap Value Fund Investor Class	912,179	11,055,614
Real Estate Fund Investor Class	221,925	4,500,640
Small Company Fund Investor Class	289,949	2,229,707
Vista Fund Investor Class(2)	205,936	3,317,632

		55,216,327

MONEY MARKET FUNDS — 23.1%
Prime Money Market Fund Investor Class	51,980,872	51,980,872

INTERNATIONAL FIXED INCOME FUNDS — 9.9%
International Bond Fund Investor Class	1,524,786	22,216,125

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $204,823,806)		224,751,141

OTHER ASSETS AND LIABILITIES†		—

TOTAL NET ASSETS — 100.0%		$224,751,141

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

One Choice Portfolio: Very Conservative - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$212,350,384
Gross tax appreciation of investments	$12,400,757
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$12,400,757

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Very Conservative - Schedule of Investments
OCTOBER 31, 2011 (UNAUDITED)

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2011 follows:

	July 31, 2011					October 31, 2011
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value

Diversified Bond Fund Investor Class	6,041,121	$8,934,397	$3,431,960	$28,220	$558,242	6,521,245	$72,777,094
Inflation-Adjusted Bond Fund Investor Class	1,644,028	1,745,545	657,187	36,862	—	1,726,146	22,560,723
Equity Growth Fund Investor Class	467,493	2,104,989	1,248,411	(41,975)	40,434	514,968	11,020,318
Growth Fund Investor Class	228,796	898,958	1,349,584	(29,406)	—	213,680	5,530,043
Large Company Value Fund Investor Class	2,761,401	4,549,765	2,307,559	(143,491)	85,328	3,246,280	17,562,373
Mid Cap Value Fund Investor Class	736,240	2,907,843	998,920	(72,551)	45,058	912,179	11,055,614
Real Estate Fund Investor Class	198,109	944,719	571,574	1,230	10,441	221,925	4,500,640
Small Company Fund Investor Class	252,408	415,051	180,812	(11,476)	2,649	289,949	2,229,707
Vista Fund Investor Class(2)	235,678	767,240	1,347,605	(72,597)	—	205,936	3,317,632
Prime Money Market Fund Investor Class	47,372,238	5,676,920	991,593	—	1,220	51,980,872	51,980,872
International Bond Fund Investor Class	1,384,407	2,585,338	490,416	(2,378)	383,684	1,524,786	22,216,125

		$31,530,765	$13,575,621	$(307,562)	$1,127,056		$224,751,141

(1) Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 28, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 28, 2011